Fees Summary	Sep. 09, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,744,897,500.00
Previously Paid Amount	0.00
Total Fee Amount	267,143.81
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 267,143.81
Narrative - Max Aggregate Offering Amount | shares	1,744,897,500
Final Prospectus	true